Unaudited Interim Condensed Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Product sales	€ 30,517	€ 48,598
Other revenues	386	634
REVENUES	30,904	49,232
Cost of goods and services	(26,180)	(23,043)
Research and development expenses	(15,215)	(14,953)
Marketing and distribution expenses	(6,969)	(10,393)
General and administrative expenses	(8,169)	(8,964)
Other income and expenses, net	1,934	2,160
OPERATING PROFIT/(LOSS)	(23,696)	(5,960)
Finance income	526	511
Finance expenses	(5,092)	(5,979)
Foreign exchange gain/(loss), net	(2,988)	3,670
PROFIT/(LOSS) BEFORE INCOME TAX	(31,249)	(7,758)
Income tax benefit/(expense)	(824)	(1,474)
PROFIT/(LOSS) FOR THE PERIOD	€ (32,073)	€ (9,232)
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.18)	€ (0.06)
Diluted earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.18)	€ (0.06)